STAFF COSTS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 [1]
Non-Executive Board and Committee Remuneration, Short term
Total		$ 812	$ 657	$ 405
Cheam Directors Limited
Non-Executive Board and Committee Remuneration, Short term
Total	[2]	0	0	3
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Total		290	237	88
Kari Millum Gardarnar
Non-Executive Board and Committee Remuneration, Short term
Total	[3],[4],[5]	0	0	31
Rasmus Johannes Hoffmann
Non-Executive Board and Committee Remuneration, Short term
Total	[3],[5]	0	0	29
Flemming Ipsen
Non-Executive Board and Committee Remuneration, Short term
Total	[3]	0	0	38
Olivier Dubois
Non-Executive Board and Committee Remuneration, Short term
Total	[3]	0	0	17
Alexander Green
Non-Executive Board and Committee Remuneration, Short term
Total	[3]	0	0	19
Jon Syvertsen
Non-Executive Board and Committee Remuneration, Short term
Total	[3]	0	0	19
David Weinstein
Non-Executive Board and Committee Remuneration, Short term
Total		174	131	48
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Total		174	131	48
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Total		174	158	58
Jeffery Stein
Non-Executive Board and Committee Remuneration, Short term
Total	[3],[5]	$ 0	$ 0	$ 7

[1]	The 2015 figures represent amounts earned subsequent to the Restructuring on 13 July 2015.
[2]	Former member of the Board of Directors of Njord. Left the Board of Directors due to the reverse acquisition on 13 July 2015.
[3]	Former member of the Board of Directors of Former TORM A/S. Resigned on 25 August 2015.
[4]	Resigned as Board Observer as of 31 July 2017.
[5]	Took up position as Board Observer of TORM plc.